UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/10 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2010

Shares		Value
COMMON STOCKS (95.0%)

	CONSUMER DISCRETIONARY (18.7%)

24,000	Aaron’s, Inc.	$800,160
5,700	AutoZone, Inc. *	986,613
18,000	Bed Bath & Beyond, Inc. *	787,680
20,000	Buckle, Inc. (The)	735,200
5,000	Buffalo Wild Wings, Inc. *	240,550
6,000	Deckers Outdoor Corp. *	828,000
25,000	DIRECTV Class A *	845,250
10,000	Dollar Tree, Inc. *	592,200
26,700	Expedia, Inc.	666,432
15,000	Guess?, Inc.	704,700
3,000	Harman International Industries, Inc. *	140,340
27,000	Johnson Controls, Inc.	890,730
3,000	LKQ Corp. *	60,900
5,800	National Presto Industries, Inc.	689,678
2,000	Netflix, Inc. *	147,480
2,000	O’Reilly Automotive, Inc. *	83,420
14,000	Panera Bread Co. Class A *	1,070,860
5,000	Peet’s Coffee & Tea, Inc. *	198,250
3,000	PF Chang’s China Bistro, Inc. *	132,390
9,700	Priceline.com, Inc. *	2,473,500
18,000	Shaw Communications, Inc. Class B	357,660
4,000	Strayer Education, Inc.	974,080
30,000	TJX Companies, Inc. (The)	1,275,600
3,000	Tupperware Brands Corp.	144,660
9,100	Unifirst Corp.	468,650
15,000	Warnaco Group, Inc. (The) *	715,650
26,000	Yum! Brands, Inc.	996,580
		18,007,213

	CONSUMER STAPLES (11.1%)

2,000	British American Tobacco PLC ADR	137,800
13,200	Casey’s General Stores, Inc.	414,480
15,000	Church & Dwight Co., Inc.	1,004,250
16,000	Cott Corp. *	124,000
29,000	Diamond Foods, Inc.	1,219,160
30,000	Flowers Foods, Inc.	742,200
12,000	General Mills, Inc.	849,480
21,000	Green Mountain Coffee Roasters, Inc. *	2,033,220
7,000	Hansen Natural Corp. *	303,660
21,000	Hormel Foods Corp.	882,210
23,000	J&J Snack Foods Corp.	999,810
12,900	Lancaster Colony Corp.	760,584
28,000	TreeHouse Foods, Inc. *	1,228,360
		10,699,214

	ENERGY (1.0%)

1,000	Core Laboratories N.V.	130,800
3,000	Enbridge, Inc.	143,250
18,000	Southwestern Energy Co. *	732,960
		1,007,010

	FINANCIALS (3.6%)

21,000	AFLAC, Inc.	1,140,090
3,000	Bank of Montreal	182,100
2,400	BlackRock, Inc.	522,624
9,000	Knight Capital Group, Inc. Class A *	137,250
8,000	Royal Bank of Canada	466,800
3,000	Stifel Financial Corp. *	161,250

Shares		Value
15,000	T. Rowe Price Group, Inc.	$823,950
		3,434,064

	HEALTH CARE (21.3%)

15,000	Allergan, Inc.	979,800
14,000	AmerisourceBergen Corp.	404,880
2,000	Bio-Rad Laboratories, Inc. Class A *	207,040
19,400	Catalyst Health Solutions, Inc. *	802,772
9,000	Cerner Corp. *	765,540
24,800	Computer Programs & Systems, Inc.	969,184
4,000	Covance, Inc. *	245,560
15,000	Covidien PLC	754,200
3,000	DENTSPLY International, Inc.	104,550
18,000	Edwards Lifesciences Corp. *	1,779,840
4,000	ev3, Inc. *	63,440
13,000	Express Scripts, Inc. *	1,322,880
23,000	Gilead Sciences, Inc. *	1,046,040
9,000	Haemonetics Corp. *	514,350
12,000	Henry Schein, Inc. *	706,800
6,000	Hospira, Inc. *	339,900
13,000	Illumina, Inc. *	505,700
2,200	Intuitive Surgical, Inc. *	765,886
4,000	Life Technologies Corp. *	209,080
14,000	Medco Health Solutions, Inc. *	903,840
8,000	MEDNAX, Inc. *	465,520
16,000	Novo Nordisk A/S ADR	1,233,920
13,000	Owens & Minor, Inc.	603,070
22,000	ResMed, Inc. *	1,400,300
12,000	Sirona Dental Systems, Inc. *	456,360
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,450,840
13,000	Thermo Fisher Scientific, Inc. *	668,720
24,000	Thoratec Corp. *	802,800
1,000	Volcano Corp. *	24,160
		20,496,972

	INDUSTRIALS (13.3%)

4,000	Alliant Techsystems, Inc. *	325,200
2,000	AMETEK, Inc.	82,920
30,600	Applied Signal Technology, Inc.	599,148
7,100	Cubic Corp.	255,600
9,000	Danaher Corp.	719,190
6,000	Donaldson Co., Inc.	270,720
15,000	Elbit Systems Ltd.	960,150
16,000	IHS, Inc. Class A *	855,520
18,000	ITT Corp.	964,980
12,000	L-3 Communications Holdings, Inc.	1,099,560
3,000	Lennox International, Inc.	132,960
1,000	Middleby Corp. (The) *	57,590
17,000	Oshkosh Corp. *	685,780
15,000	Raytheon Co.	856,800
50,000	Rollins, Inc.	1,084,000
12,000	Roper Industries, Inc.	694,080
700	Stantec, Inc. *	18,270
12,000	Stericycle, Inc. *	654,000
12,000	United Technologies Corp.	883,320
11,000	URS Corp. *	545,710
8,000	Valmont Industries, Inc.	662,640
2,000	W.W. Grainger, Inc.	216,240
4,000	Waste Connections, Inc. *	135,840
		12,760,218

1

The Value Line Fund, Inc.

March 31, 2010

Shares		Value
	INFORMATION TECHNOLOGY (15.0%)

21,000	Accenture PLC Class A	$880,950
15,000	Advent Software, Inc. *	671,250
9,000	Amphenol Corp. Class A	379,710
5,000	ANSYS, Inc. *	215,700
27,000	Check Point Software Technologies Ltd. *	946,620
33,000	Cognizant Technology Solutions Corp. Class A *	1,682,340
15,000	Dolby Laboratories, Inc. Class A *	880,050
7,000	Equinix, Inc. *	681,380
5,000	F5 Networks, Inc. *	307,550
3,000	FactSet Research Systems, Inc.	220,110
700	Google, Inc. Class A *	396,907
36,000	Informatica Corp. *	966,960
2,200	MasterCard, Inc. Class A	558,800
5,000	MAXIMUS, Inc.	304,650
4,000	MICROS Systems, Inc. *	131,520
25,000	Open Text Corp. *	1,186,750
51,000	Oracle Corp.	1,310,190
7,000	OSI Systems, Inc. *	196,350
6,000	Salesforce.com, Inc. *	446,700
13,000	Solera Holdings, Inc.	502,450
2,000	SuccessFactors, Inc. *	38,080
29,000	Sybase, Inc. *	1,351,980
5,000	Wright Express Corp. *	150,600
		14,407,597

	MATERIALS (8.1%)

8,000	Airgas, Inc.	508,960
10,000	Ball Corp.	533,800
9,000	Calgon Carbon Corp. *	154,080
37,000	Crown Holdings, Inc. *	997,520
24,000	FMC Corp.	1,452,960
7,000	NewMarket Corp.	720,930
9,000	Praxair, Inc.	747,000
8,000	Rock-Tenn Co. Class A	364,560
15,000	Scotts Miracle-Gro Co. (The) Class A	695,250
12,000	Sigma-Aldrich Corp.	643,920
16,000	Silgan Holdings, Inc.	963,680
		7,782,660

	TELECOMMUNICATION SERVICES (1.1%)

21,000	American Tower Corp. Class A *	894,810
2,000	Telefonica S.A. ADR	142,200
		1,037,010

	UTILITIES (1.8%)

12,000	ITC Holdings Corp.	660,000
18,000	Questar Corp.	777,600
6,000	Wisconsin Energy Corp.	296,460
		1,734,060

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (1) (95.0%) (Cost $67,093,643)	91,366,018

Principal Amount		Value
SHORT-TERM INVESTMENTS (4.5%)

	REPURCHASE AGREEMENTS (2) (4.5%)

$4,300,000	With Morgan Stanley, 0.00%, dated 03/31/10, due 04/01/10, delivery value $4,300,000 (collateralized by $4,375,000 U.S. Treasury Notes 2.3750%, due 08/31/14, with a value of $4,395,374), 0.0%, 4/1/10	$4,300,000

	TOTAL SHORT-TERM INVESTMENTS (3) (Cost $4,300,000) (4.5%)	4,300,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		440,432
NET ASSETS (4) (100%)		$96,106,450
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($96,106,450 ÷ 13,118,137 shares outstanding)		$7.33

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
For federal income tax purposes, the aggregate cost was $71,393,643, aggregate gross unrealized appreciation was $24,463,096, aggregate gross unrealized depreciation was $190,721 and the net unrealized appreciation was $24,272,375.

ADR	American Depositary Receipt.

2

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$91,366,018	$0	$0	$91,366,018
Short Term Investments	0	4,300,000	0	4,300,000

Total Investments in Securities	$91,366,018	$4,300,000	$0	$95,666,018

For the period ended March 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2010